Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Current Assets
Cash and equivalents	$ 565,675	$ 104,328
Accounts receivable	122,788	105,143
Deposits		250,000
Prepaid assets	36,956	49,831
Total current assets	725,419	509,302
Restricted cash	74,643	103,094
Total other assets	10,322,340	7,579,243
Total assets	11,047,759	8,088,545
Liabilities arising from reverse merger	1,003,839	1,003,839
Compensation payable	1,192,948	1,076,448
Accounts payable	738,740	293,239
Current portion of acquisition note payable, net of discount	249,816	249,816
Interest payable	114,590	81,748
Note payable for insurance premiums	16,982	33,250
Convertible notes payable, related parties	630,000	630,000
Convertible debenture, net of discount	201,389
Convertible note	50,000	630,000
Accrued expenses and other liabilities	55,448	15,881
Derivative liability on warrants	1,269,215
Total current liabilities	5,522,967	3,384,221
Other Liabilities
Acquisition note payable, net of discount	4,345,799	4,403,163
Total liabilities	9,868,766	7,787,384
Commitments and contingencies
Stockholders' Equity
Preferred stock: $0.01 par value, 100,000,000 shares authorized; none issued	0	0
Common stock: $0.01 par value, 300,000,000 shares authorized, 5,604,181 and 5,311,817 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	56,042	53,118
Additional paid-in capital	11,989,559	9,897,412
Accumulated deficit	(11,705,802)	(10,482,079)
Equity (Deficit) attributable to common stockholders	339,799	(531,550)
Noncontrolling interest in subsidiary	839,194	832,711
Total stockholders' equity	1,178,993	301,161
Total liabilities and stockholders' equity	11,047,759	8,088,545
Solar Arrays [Member]
Current Assets
Property Plant and Equipment	6,488,210	6,563,704
Construction in Progress [Member]
Current Assets
Property Plant and Equipment	$ 3,759,487	$ 912,445